OTHER LIABILITIES - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 526	$ 507
Current year additions	68	83
Claims paid	(95)	(84)
Currency translation adjustment and other	2	(7)
Balance at end of period	$ 501	$ 499